Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 407,168	$ 414,088
Short-term bank deposits	200,370	200,370
Accounts receivable, net	106,042	99,200
Inventories	99,783	88,406
Investment in sales-type leases, net	7,008	6,696
Prepaid expenses	6,444	5,470
Deferred income taxes	19,351	16,501
Other current assets	25,342	21,398
Total current assets	871,508	852,129
Non-current assets
Goodwill	1,196,227	1,195,891
Other intangible assets, net	604,814	622,330
Investment in sales-type leases	11,797	11,219
Amounts funded in respect of employees rights upon retirement	3,279	3,166
Property, plant and equipment, net	99,146	91,005
Other non-current assets	4,807	6,481
Total non-current assets	1,920,070	1,930,092
Total assets	2,791,578	2,782,221
Current liabilities:
Accounts payable	35,056	35,375
Accrued expenses and other current liabilities	34,348	32,849
Accrued compensation and related benefits	28,326	21,441
Earn-out obligation	21,530	12,027
Unearned revenues	39,458	36,033
Total current liabilities	158,718	137,725
Non-current liabilities
Employee rights upon retirement	4,811	4,683
Earn-out obligation - long term		16,998
Deferred tax liabilities	102,463	105,901
Unearned revenues - long term	3,219	3,315
Other non-current liabilities	10,838	13,812
Total liabilities	280,049	282,434
Contingencies, see note 9
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 49,328 and 49,211 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	133	133
Additional paid-in capital	2,420,211	2,412,197
Retained earnings	89,636	85,549
Accumulated other comprehensive income (loss)	1,549	1,908
Total equity	2,511,529	2,499,787
Total liabilities and equity	$ 2,791,578	$ 2,782,221